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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21331

Evergreen Multi-Sector Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

(Address of principal executive offices)   (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Multi-Sector Income Fund, for the quarter ended July 31, 2008. This one series has an October 31 fiscal year end.

Date of reporting period: July 31, 2008

Item 1 – Schedule of Investments

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS

July 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 11.7%
FIXED-RATE 0.3%
FNMA:
Ser. 2001-25, Class Z, 6.00%, 06/25/2031	$1,363,100	$1,388,862
Ser. 2001-51, Class P, 6.00%, 08/25/2030	694,228	704,028

		2,092,890

FLOATING-RATE 11.4%
FHLMC:
Ser. 0196, Class A, 3.30%, 12/15/2021	178,207	179,272
Ser. 1500, Class FD, 3.67%, 05/15/2023	4,529,664	4,496,416
Ser. 1650, Class J, 6.50%, 06/15/2023	354,915	356,899
Ser. 2182, Class FE, 3.02%, 05/15/2028	676,834	674,481
Ser. 2247, Class FC, 3.06%, 08/15/2030	770,652	767,315
Ser. 2390, Class FD, 2.91%, 12/15/2031	149,075	147,776
Ser. 2411, Class F, 3.01%, 02/15/2032	192,273	190,426
Ser. 2412, Class GF, 3.41%, 02/15/2032	4,505,685	4,568,404
Ser. 2431, Class F, 2.96%, 03/15/2032	7,204,956	7,169,652
Ser. 2567, Class FH, 2.86%, 02/15/2033	367,591	365,208
Ser. T-66, Class 2A1, 6.35%, 01/25/2036	8,211,743	8,420,263
Ser. T-67, Class 1A1C, 6.45%, 03/25/2036	24,657,454	25,481,341
Ser. T-67, Class 2A1C, 6.40%, 03/25/2036	1,692,963	1,759,869
FNMA:
Ser. 1996-46, Class FA, 2.97%, 08/25/2021	104,099	103,445
Ser. 2000-45, Class F, 2.91%, 12/25/2030	789,611	783,637
Ser. 2001-24, Class FC, 3.06%, 04/25/2031	286,313	285,363
Ser. 2001-35, Class F, 3.06%, 07/25/2031	65,852	65,601
Ser. 2001-37, Class F, 2.96%, 08/25/2031	275,025	273,063
Ser. 2001-57, Class F, 2.96%, 06/25/2031	66,298	65,811
Ser. 2001-62, Class FC, 3.11%, 11/25/2031	871,489	872,003
Ser. 2001-69, Class PF, 3.46%, 12/25/2031	2,638,733	2,671,571
Ser. 2002-77, Class FH, 2.86%, 12/18/2032	372,618	369,360
Ser. 2002-77, Class FV, 2.96%, 12/18/2032	1,210,741	1,202,617
Ser. 2002-86, Class UF, 3.46%, 12/25/2032	6,163,761	6,241,129
Ser. 2002-95, Class FK, 2.96%, 01/25/2033	9,848,637	9,780,879
Ser. 2002-97, Class FR, 3.01%, 01/25/2033	151,128	149,372
Ser. 2003-W8, Class 3F2, 2.81%, 05/25/2042	1,837,763	1,827,526
Ser. G91-16, Class F, 2.92%, 06/25/2021	108,477	107,253
Ser. G92-17, Class F, 3.52%, 03/25/2022	189,765	190,470
Ser. G92-53, Class FA, 3.22%, 09/25/2022	1,821,284	1,830,299
Ser. G93-11, Class FB, 3.35%, 12/25/2008	103	103
GNMA:
Ser. 1997-13, Class F, 3.00%, 09/16/2027	1,647,635	1,636,794
Ser. 2001-61, Class FA, 2.96%, 09/20/2030	121,260	120,691

		83,154,309

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $86,119,796)		85,247,199

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 26.9%
FIXED-RATE 5.6%
FHLMC:
6.50%, 06/01/2017	2,633,715	2,732,127
8.50%, 04/01/2015-07/01/2028	474,392	515,809
FHLMC 30 year:
5.50%, TBA #	10,305,000	10,074,745
6.00%, TBA #	12,000,000	12,028,128
FNMA:
5.80%, 07/01/2048	1,768,269	1,807,779
5.82%, 07/01/2038	4,025,952	4,118,423
5.84%, 02/01/2038	520,516	532,472

1

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
5.97%, 07/01/2038	$3,843,122	$3,928,989
5.98%, 07/01/2038	290,338	297,451
6.00%, 04/01/2033	640,878	659,457
6.17%, 07/01/2038	391,096	399,835
6.50%, 11/01/2032	261,116	270,913
7.00%, 05/01/2032-08/01/2032	1,005,043	1,063,842
7.50%, 07/01/2017-07/01/2032	939,556	1,000,987
8.00%, 12/01/2024-06/01/2030	296,504	320,838
12.00%, 01/01/2016	50,789	57,167
GNMA:
6.50%, 06/15/2028	108,610	112,452
7.25%, 07/15/2017-05/15/2018	960,311	1,027,962

		40,949,376

FLOATING-RATE 21.3%
FHLB:
5.56%, 07/01/2034	581,824	605,737
5.68%, 07/01/2033	312,019	313,120
5.89%, 05/01/2037	12,746,002	12,865,123
6.55%, 11/01/2030	696,209	723,096
FHLMC:
4.89%, 10/01/2030	25,761	25,946
5.07%, 07/01/2035	642,183	666,990
5.24%, 07/01/2032	849,958	858,585
5.29%, 06/01/2033	394,309	400,330
5.30%, 06/01/2030	400,032	402,415
5.41%, 03/01/2032	1,195,217	1,195,676
5.44%, 10/01/2037	4,652,488	4,830,632
5.48%, 12/01/2026	124,138	124,863
5.62%, 06/01/2023	345,815	347,852
5.68%, 10/01/2033	60,454	61,020
5.75%, 02/01/2016	32,996	33,382
5.77%, 07/01/2019	11,022	11,194
5.88%, 02/01/2037	5,386,332	5,466,238
5.90%, 10/01/2024	385,262	391,562
5.91%, 06/01/2028	150,977	153,886
5.92%, 10/01/2017	6,526	6,567
5.94%, 06/01/2035	2,219,424	2,249,752
5.96%, 06/01/2031	723,906	739,094
5.97%, 03/01/2018	252,794	257,810
6.02%, 05/01/2034	1,076,014	1,086,583
6.07%, 05/01/2019	6,959	7,088
6.12%, 09/01/2032	779,099	806,523
6.18%, 01/01/2018	103,986	106,314
6.19%, 10/01/2030	1,902,194	1,928,314
6.25%, 02/01/2016	27,372	27,738
6.33%, 01/01/2030	274,588	285,966
6.34%, 08/01/2017	29,315	29,983
6.40%, 12/01/2022	69,122	71,251
6.41%, 07/01/2030-10/01/2030	694,004	720,378
6.42%, 11/01/2023	168,114	172,931
6.43%, 10/01/2022	140,508	143,906
6.46%, 10/01/2033	295,737	306,540
6.49%, 06/01/2031	425,204	443,096
6.50%, 10/01/2024	51,085	52,983

2

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FHLMC:
6.51%, 08/01/2030	$629,991	$654,737
6.52%, 06/01/2018	74,495	77,170
6.56%, 06/01/2035	145,004	150,121
6.63%, 12/01/2033	2,963,055	3,066,080
6.65%, 03/01/2024	277,478	286,685
6.68%, 05/01/2025-09/01/2032	5,119,840	5,256,636
6.97%, 01/01/2027	285,810	300,312
7.16%, 08/01/2032	1,145,120	1,160,568
8.50%, 03/01/2030	131,982	144,694
FNMA:
3.60%, 04/01/2028	117,921	114,074
3.94%, 10/01/2034	308,239	316,321
4.17%, 04/01/2017-12/01/2017	4,127,726	4,139,960
4.28%, 01/01/2038	5,743,970	5,741,040
4.40%, 02/01/2017	2,525,608	2,528,779
4.45%, 02/01/2035	1,406,196	1,409,727
4.47%, 08/01/2020	1,487,202	1,490,563
4.51%, 03/01/2034	37,499	37,403
4.52%, 03/01/2035	4,999,878	5,042,527
4.81%, 02/01/2035	8,782,027	8,865,720
4.875%, 04/01/2019	73,198	74,301
4.89%, 01/01/2030	82,523	83,823
4.96%, 01/01/2034	532,464	552,580
4.98%, 03/01/2033	171,800	173,090
5.00%, 04/01/2034	5,007,240	5,009,992
5.02%, 03/01/2034	1,134,692	1,179,811
5.11%, 12/01/2022	15,714	16,405
5.23%, 12/01/2036	68,341	70,009
5.25%, 01/01/2017	93,847	95,307
5.26%, 10/01/2029	151,328	151,798
5.27%, 10/01/2035	4,372,668	4,474,085
5.28%, 12/01/2035	5,664,632	5,798,819
5.37%, 06/01/2024-12/01/2034	2,090,708	2,141,866
5.52%, 12/01/2028	57,072	58,917
5.59%, 08/01/2036	6,889,097	7,128,012
5.62%, 08/01/2028	81,981	84,317
5.65%, 07/01/2038	2,714,735	2,775,391
5.73%, 09/01/2032	215,728	225,442
5.74%, 01/01/2015	54,895	55,501
5.75%, 12/01/2016	12,238	12,480
5.77%, 06/01/2033-04/01/2036	5,865,902	6,144,169
5.79%, 06/01/2031	154,455	160,101
5.81%, 12/01/2009	1,931,272	1,931,272
5.86%, 01/01/2036	4,525,104	4,645,908
5.88%, 01/01/2037	10,759,196	10,910,881
5.92%, 01/01/2033	905,073	925,244
5.93%, 09/01/2024-02/01/2035	583,822	602,041
5.94%, 08/01/2027	345,132	355,276
5.99%, 05/01/2021	8,075	8,316
6.00%, 08/01/2021	11,267	12,003
6.08%, 04/01/2031	779,640	796,208
6.11%, 12/01/2013	541,962	560,497
6.14%, 05/01/2027	1,177,722	1,198,549
6.15%, 12/01/2020-07/01/2033	498,871	518,059
6.20%, 12/01/2032	1,283,867	1,306,837

3

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
FNMA:
6.22%, 07/01/2026	$57,088	$59,056
6.43%, 04/01/2025	202,840	208,820
6.45%, 05/01/2030	260,243	270,236
6.48%, 01/01/2028	960,339	994,671
6.50%, 12/01/2031	126,195	128,821
6.51%, 04/01/2033	203,874	210,131
6.54%, 06/01/2029	403,791	417,690
6.58%, 09/01/2037	4,722,370	4,837,394
6.60%, 01/01/2026	450,580	465,184
6.625%, 09/01/2027	342,388	356,357
6.63%, 11/01/2024	478,503	494,227
6.72%, 12/01/2026	134,572	138,728
6.77%, 08/01/2030	361,111	375,404
6.81%, 01/01/2028	825,352	859,422
6.93%, 07/01/2030	173,972	183,184
GNMA:
5.00%, 11/20/2030-10/20/2031	995,584	1,003,419
5.125%, 10/20/2029-11/20/2030	2,005,533	2,026,040
5.25%, 02/20/2029	573,330	576,665
5.375%, 01/20/2027-03/20/2028	377,618	383,932
5.50%, 02/20/2031	440,192	444,320
5.625%, 09/20/2030	363,928	368,309

		154,742,898

Total Agency Mortgage-Backed Pass Through Securities (cost $195,333,996)		195,692,274

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 1.4%
FIXED-RATE 0.1%
FNMA:
Ser. 2001-T10, Class A2, 7.50%, 12/25/2041	375,180	405,511
Ser. 2003-W02, Class 2A8, 5.67%, 07/25/2042	444,362	454,062

		859,573

FLOATING-RATE 1.3%
FNMA:
Ser. 2002-T6, Class A4, 6.04%, 03/25/2041	2,924,677	2,914,270
Ser. 2004-T03, Class 2A, 6.09%, 08/25/2043	1,356,121	1,372,493
Ser. 2005-W4, Class 3A, 6.11%, 06/25/2035	5,385,844	5,323,638

		9,610,401

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $10,687,771)		10,469,974

ASSET-BACKED SECURITIES 0.2%
GSAA Home Equity Trust, Ser. 2007-5, Class 1AV1, FRN, 2.56%, 03/25/2047 (cost $1,381,801)	1,514,302	1,303,647

CORPORATE BONDS 59.5%
CONSUMER DISCRETIONARY 12.7%
Auto Components 0.9%
Cooper Standard Automotive, Inc., 8.375%, 12/15/2014 ρ	670,000	479,050
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	2,630,000	1,998,800
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 ρ	1,375,000	1,392,187
Metaldyne Corp.:
10.00%, 11/01/2013	5,600,000	2,324,000
11.00%, 06/15/2012	1,506,000	353,910

		6,547,947

4

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Automobiles 1.0%
Ford Motor Co., 7.70%, 05/15/2097	$7,045,000	$3,205,475
General Motors Corp.:
6.75%, 12/01/2014	370,000	212,173
7.20%, 01/15/2011 ρ	4,445,000	2,933,700
8.25%, 07/15/2023 ρ	1,900,000	950,000
8.375%, 07/15/2033 ρ	640,000	318,400

		7,619,748

Diversified Consumer Services 0.3%
Carriage Services, Inc., 7.875%, 01/15/2015	850,000	813,875
Service Corporation International, 6.75%, 04/01/2015	45,000	42,638
Sotheby’s, 7.75%, 06/15/2015 144A	1,000,000	991,450

		1,847,963

Hotels, Restaurants & Leisure 3.6%
Boyd Gaming Corp., 7.75%, 12/15/2012 ρ	1,485,000	1,239,975
Caesars Entertainment, Inc.:
7.875%, 03/15/2010 ρ	1,570,000	1,393,375
8.125%, 05/15/2011 ρ	565,000	426,575
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 144A	5,156,000	2,758,460
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	2,075,000	1,525,125
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	5,600,000	3,920,000
MGM MIRAGE, 8.50%, 09/15/2010	375,000	362,813
Pinnacle Entertainment, Inc., 8.75%, 10/01/2013	195,000	187,200
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	1,679,000	1,737,765
Seneca Gaming Corp., 7.25%, 05/01/2012 ρ	940,000	862,450
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	2,835,000	2,310,525
Six Flags, Inc.:
8.875%, 02/01/2010	355,000	282,225
9.625%, 06/01/2014 ρ	791,000	401,432
12.25%, 07/15/2016 144A	204,000	185,130
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015	7,416,000	3,689,460
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	4,580,000	4,683,050

		25,965,560

Household Durables 2.0%
Centex Corp.:
4.875%, 08/15/2008	1,250,000	1,248,438
5.80%, 09/15/2009 ρ	1,515,000	1,477,125
D.R. Horton, Inc.:
4.875%, 01/15/2010	625,000	578,125
5.00%, 01/15/2009	1,435,000	1,413,475
8.00%, 02/01/2009	875,000	875,000
9.75%, 09/15/2010	1,085,000	1,080,931
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 ρ	810,000	708,750
6.50%, 01/15/2014	378,000	240,030
11.50%, 05/01/2013 144A	190,000	193,325
KB Home, 8.625%, 12/15/2008	570,000	574,275
Lennar Corp.:
5.125%, 10/01/2010	2,125,000	1,859,375
7.625%, 03/01/2009	650,000	641,875
Libbey, Inc., FRN, 9.93%, 06/01/2011	2,190,000	2,211,900
Meritage Homes Corp., 7.00%, 05/01/2014	1,205,000	970,025
Pulte Homes, Inc.:
7.875%, 08/01/2011	195,000	189,150
8.125%, 03/01/2011	405,000	398,925

		14,660,724

5

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Internet & Catalog Retail 0.1%
Ticketmaster, 10.75%, 08/01/2016 144A	$815,000	$847,600

Media 3.1%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	520,000	500,500
Charter Communications, Inc.:
8.00%, 04/30/2012 144A	280,000	268,100
10.875%, 09/15/2014 144A	3,725,000	3,892,625
CSC Holdings, Inc., 7.625%, 04/01/2011	1,715,000	1,704,281
DIRECTV Holdings, LLC, 7.625%, 05/15/2016 144A	45,000	44,888
Idearc, Inc., 8.00%, 11/15/2016	4,825,000	2,219,500
Ion Media Networks, Inc., FRN, 9.04%, 01/15/2013 144A	3,008,916	1,925,706
Lamar Media Corp.:
7.25%, 01/01/2013	180,000	172,800
Ser. B, 6.625%, 08/15/2015	80,000	72,400
Mediacom, LLC, 7.875%, 02/15/2011	470,000	439,450
R.H. Donnelley Corp., 11.75%, 05/15/2015 144A	2,583,000	1,924,335
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	1,327,000	1,330,317
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	2,295,000	1,893,375
Visant Corp., 7.625%, 10/01/2012	3,035,000	2,959,125
XM Satellite Radio Holdings, Inc., 13.00%, 08/01/2013 144A	1,340,000	1,229,450
Young Broadcasting, Inc.:
8.75%, 01/15/2014	2,706,000	1,170,345
10.00%, 03/01/2011	1,280,000	617,600

		22,364,797

Multi-line Retail 0.2%
Macy’s, Inc., 7.875%, 07/15/2015	595,000	592,285
Neiman Marcus Group, Inc., 9.00%, 10/15/2015 ρ	815,000	802,775

		1,395,060

Specialty Retail 0.7%
AutoZone, Inc.:
6.50%, 01/15/2014 #	400,000	403,610
7.125%, 08/01/2018 #	400,000	407,722
Best Buy Co., Inc., 6.75%, 07/15/2013 144A	395,000	401,666
Home Depot, Inc., 5.875%, 12/16/2036	665,000	527,385
Michaels Stores, Inc., 10.00%, 11/01/2014 ρ	560,000	452,200
Payless ShoeSource, Inc., 8.25%, 08/01/2013	3,295,000	2,981,975

		5,174,558

Textiles, Apparel & Luxury Goods 0.8%
AAC Group Holdings Corp., Sr. Disc. Note, Step Bond, 0.00%, 10/01/2012 †	445,000	429,425
Oxford Industries, Inc., 8.875%, 06/01/2011	5,256,000	5,072,040
Unifi, Inc., 11.50%, 05/15/2014	503,000	420,005

		5,921,470

CONSUMER STAPLES 1.8%
Beverages 0.0%
Constellation Brands, Inc., 8.375%, 12/15/2014	45,000	46,238

Food & Staples Retailing 0.2%
Ingles Markets, Inc., 8.875%, 12/01/2011	970,000	986,975
Rite Aid Corp., 10.375%, 07/15/2016 ρ	690,000	643,425

		1,630,400

Food Products 0.8%
Dean Foods Co., 6.625%, 05/15/2009	195,000	195,000
Del Monte Foods Co.:
6.75%, 02/15/2015	855,000	803,700
8.625%, 12/15/2012	2,949,000	3,030,097

6

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food Products continued
Pilgrim’s Pride Corp.:
7.625%, 05/01/2015	$1,430,000	$1,215,500
8.375%, 05/01/2017 ρ	275,000	211,750
Smithfield Foods, Inc., 7.75%, 07/01/2017 ρ	225,000	193,500

		5,649,547

Household Products 0.4%
American Achievement Corp., 8.25%, 04/01/2012 144A	2,915,000	2,856,700
Church & Dwight Co., 6.00%, 12/15/2012	275,000	268,125

		3,124,825

Personal Products 0.4%
Central Garden & Pet Co., 9.125%, 02/01/2013	3,115,000	2,569,875

ENERGY 7.8%
Energy Equipment & Services 1.6%
Bristow Group, Inc., 7.50%, 09/15/2017 ρ	1,230,000	1,217,700
GulfMark Offshore, Inc., 7.75%, 07/15/2014	1,260,000	1,247,400
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	3,220,000	3,099,250
Parker Drilling Co., 9.625%, 10/01/2013	2,131,000	2,237,550
PHI, Inc., 7.125%, 04/15/2013	3,105,000	2,949,750
Stallion Oilfield Services, Ltd., 9.75%, 02/01/2015 144A	695,000	552,525

		11,304,175

Oil, Gas & Consumable Fuels 6.2%
Chesapeake Energy Corp.:
6.875%, 01/15/2016	1,260,000	1,217,475
7.25%, 12/15/2018	3,955,000	3,895,675
Delta Petroleum Corp., 7.00%, 04/01/2015	1,800,000	1,503,000
El Paso Corp.:
7.00%, 06/15/2017	425,000	427,601
7.25%, 06/01/2018	145,000	144,275
7.75%, 01/15/2032	95,000	94,900
Encore Acquisition Co.:
6.00%, 07/15/2015	1,385,000	1,260,350
6.25%, 04/15/2014	615,000	579,638
Energy Partners, Ltd., 9.75%, 04/15/2014 ρ	663,000	613,275
Exco Resources, Inc., 7.25%, 01/15/2011 ρ	2,495,000	2,482,525
Ferrellgas Partners, LP, 6.75%, 05/01/2014	2,100,000	1,785,000
Forbes Energy Services, LLC, 11.00%, 02/15/2015 144A	3,800,000	3,819,000
Forest Oil Corp.:
7.25%, 06/15/2019	515,000	486,675
7.25%, 06/15/2019 144A	1,045,000	987,525
Frontier Oil Corp., 6.625%, 10/01/2011 ρ	760,000	741,000
Newfield Exploration Co.:
6.625%, 04/15/2016 ρ	1,360,000	1,275,000
7.125%, 05/15/2018	660,000	627,000
Peabody Energy Corp.:
5.875%, 04/15/2016	3,940,000	3,772,550
7.875%, 11/01/2026	590,000	592,950
Petrohawk Energy Corp., 7.875%, 06/01/2015 144A	2,990,000	2,907,775
Plains Exploration & Production Co.:
7.625%, 06/01/2018	900,000	877,500
7.75%, 06/15/2015	930,000	918,375
Quicksilver Resources, Inc., 7.75%, 08/01/2015 ρ	905,000	884,637
Sabine Pass LNG, LP:
7.25%, 11/30/2013	845,000	735,150
7.50%, 11/30/2016 ρ	3,865,000	3,343,225

7

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels continued
SandRidge Energy, Inc., 8.00%, 06/01/2018 144A	$350,000	$348,250
Southwestern Energy Co., 7.50%, 02/01/2018 144A	690,000	710,700
Tesoro Corp.:
6.50%, 06/01/2017	2,870,000	2,453,850
6.625%, 11/01/2015	155,000	137,175
Williams Cos.:
7.50%, 01/15/2031	2,080,000	2,126,800
8.125%, 03/15/2012	3,195,000	3,434,625

		45,183,476

FINANCIALS 9.5%
Capital Markets 0.3%
E*TRADE Financial Corp.:
7.375%, 09/15/2013 ρ	45,000	38,250
8.00%, 06/15/2011	45,000	39,825
12.50%, 11/30/2017 144A	1,120,000	1,209,600
12.50%, 11/30/2017	205,000	217,300
Lehman Brothers Holdings, Inc., 6.875%, 05/02/2018	635,000	597,157

		2,102,132

Consumer Finance 5.8%
CCH II Capital Corp., 10.25%, 09/15/2010	5,265,000	5,041,237
Daimler Financial Services AG, 4.875%, 06/15/2010	1,000,000	1,001,941
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	4,805,000	4,140,814
5.80%, 01/12/2009	1,990,000	1,930,579
7.375%, 10/28/2009	1,605,000	1,462,346
9.75%, 09/15/2010	6,043,000	5,219,762
General Motors Acceptance Corp., LLC:
6.875%, 09/15/2011	5,170,000	3,415,896
6.875%, 08/28/2012	7,030,000	4,415,487
7.75%, 01/19/2010	2,100,000	1,697,029
8.00%, 11/01/2031	4,840,000	2,716,813
FRN, 3.93%, 05/15/2009	4,300,000	3,806,528
HSBC Finance Corp., 5.00%, 06/30/2015	2,400,000	2,281,186
Sprint Capital Corp., 6.875%, 11/15/2028	2,715,000	2,156,856
Toll Corp.:
8.25%, 02/01/2011	2,955,000	2,836,800
8.25%, 12/01/2011	280,000	266,700

		42,389,974

Diversified Financial Services 1.0%
Citigroup, Inc., FRN, 8.40%, 04/29/2049	210,000	180,073
JPMorgan Chase & Co., FRN, 7.90%, 12/31/2049	2,085,000	1,934,329
Leucadia National Corp.:
7.125%, 03/15/2017	555,000	522,394
8.125%, 09/15/2015	4,160,000	4,165,200

		6,801,996

Real Estate Investment Trusts 1.3%
Host Marriott Corp.:
7.125%, 11/01/2013	2,630,000	2,432,750
Ser. O, 6.375%, 03/15/2015	245,000	214,375
Ser. Q, 6.75%, 06/01/2016	2,990,000	2,571,400
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	1,255,000	1,207,937
7.00%, 01/15/2016	2,185,000	2,053,900
Ventas, Inc., 7.125%, 06/01/2015	1,010,000	999,900

		9,480,262

8

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Management & Development 0.0%
Realogy Corp., 10.50%, 04/15/2014 ρ	$75,000	$49,125

Thrifts & Mortgage Finance 1.1%
Residential Capital, LLC:
8.50%, 05/15/2010 144A	3,390,000	2,440,800
9.625%, 05/15/2015 144A	4,797,000	1,894,815
Step Bond:
8.125%, 11/21/2008 ρ ††	2,120,000	1,950,400
8.375%, 06/30/2010 ††	6,155,000	1,938,825

		8,224,840

HEALTH CARE 2.6%
Health Care Equipment & Supplies 0.1%
Biomet, Inc., 11.625%, 10/15/2017 ρ	665,000	705,731

Health Care Providers & Services 2.5%
HCA, Inc.:
8.75%, 09/01/2010	2,780,000	2,821,700
9.25%, 11/15/2016	8,195,000	8,461,337
Humana, Inc., 7.20%, 06/15/2018	1,440,000	1,399,776
Omnicare, Inc.:
6.125%, 06/01/2013	3,745,000	3,454,763
6.875%, 12/15/2015	2,320,000	2,134,400
Symbion, Inc., 11.00%, 08/23/2015 144A	315,000	239,400

		18,511,376

INDUSTRIALS 5.4%
Aerospace & Defense 3.2%
Alliant Techsystems, Inc., 6.75%, 04/01/2016 ρ	1,035,000	1,001,363
DAE Aviation Holdings, 11.25%, 08/01/2015 144A	385,000	377,300
DRS Technologies, Inc.:
6.625%, 02/01/2016	1,515,000	1,537,725
7.625%, 02/01/2018	400,000	418,000
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	13,220,000	12,327,650
6.375%, 10/15/2015	5,084,000	4,804,380
Sequa Corp.:
11.75%, 12/01/2015 144A	60,000	52,500
13.50%, 12/01/2015 144A	815,000	713,125
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	2,425,000	2,249,187

		23,481,230

Building Products 0.1%
Ply Gem Industries, Inc., 11.75%, 06/15/2013 144A	555,000	499,500

Commercial Services & Supplies 0.8%
Allied Waste North America, Inc., 6.875%, 06/01/2017	320,000	308,800
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	2,495,000	2,257,975
9.25%, 05/01/2021	1,530,000	1,614,150
Corrections Corporation of America, 6.25%, 03/15/2013	75,000	73,687
Geo Group, Inc., 8.25%, 07/15/2013	150,000	153,000
Iron Mountain, Inc., 8.00%, 06/15/2020	45,000	43,988
Mobile Mini, Inc., 6.875%, 05/01/2015	1,420,000	1,221,200

		5,672,800

Machinery 0.8%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	6,370,000	5,446,350

9

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Road & Rail 0.4%
Avis Budget Car Rental, LLC, 7.75%, 05/15/2016	$935,000	$649,825
Hertz Global Holdings, Inc.:
8.875%, 01/01/2014	690,000	636,525
10.50%, 01/01/2016 ρ	95,000	83,125
Kansas City Southern:
7.50%, 06/15/2009	1,140,000	1,158,525
8.00%, 06/01/2015	330,000	334,950
Swift Transportation Co., Inc., 12.50%, 05/15/2017 144A ρ	450,000	177,750

		3,040,700

Trading Companies & Distributors 0.1%
Neff Corp., 10.00%, 06/01/2015 ρ	220,000	82,500
United Rentals, Inc., 6.50%, 02/15/2012	970,000	880,275

		962,775

INFORMATION TECHNOLOGY 2.5%
Communications Equipment 0.0%
EchoStar Corp., 7.75%, 05/31/2015	255,000	246,075

Electronic Equipment & Instruments 1.3%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	3,030,000	2,923,950
Jabil Circuit, Inc.:
5.875%, 07/15/2010	595,000	583,100
8.25%, 03/15/2018	5,465,000	5,465,000
Sanmina-SCI Corp., 8.125%, 03/01/2016	645,000	577,275

		9,549,325

IT Services 0.9%
First Data Corp., 9.875%, 09/24/2015 144A ρ	1,055,000	934,994
ipayment, Inc., 9.75%, 05/15/2014	1,835,000	1,545,988
Lender Processing Services, Inc., 8.125%, 07/01/2016 144A	960,000	963,600
SunGard Data Systems, Inc.:
4.875%, 01/15/2014	1,955,000	1,744,837
10.25%, 08/15/2015	55,000	56,100
Unisys Corp., 6.875%, 03/15/2010	1,235,000	1,191,775

		6,437,294

Semiconductors & Semiconductor Equipment 0.3%
Freescale Semiconductor, Inc., 9.125%, 12/15/2014	460,000	374,900
Spansion, Inc., FRN, 5.81%, 06/01/2013 144A	2,000,000	1,410,000

		1,784,900

MATERIALS 7.5%
Chemicals 2.9%
Airgas, Inc., 7.125%, 10/01/2018 144A	90,000	90,675
ARCO Chemical Co.:
9.80%, 02/01/2020 ρ	2,150,000	1,601,750
10.25%, 11/01/2010	180,000	180,900
Huntsman, LLC:
7.375%, 01/01/2015	395,000	367,350
11.625%, 10/15/2010	3,000,000	3,127,500
Koppers Holdings, Inc.:
9.875%, 10/15/2013	215,000	226,556
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	2,270,000	2,054,350
MacDermid, Inc., 9.50%, 04/15/2017 144A ρ	3,383,000	3,112,360
Millenium America, Inc., 7.625%, 11/15/2026	2,520,000	1,474,200
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014	920,000	818,800
10.125%, 12/01/2014 ρ	3,065,000	2,697,200

10

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Mosaic Co.:
7.30%, 01/15/2028	$1,285,000	$1,240,025
7.625%, 12/01/2016 144A	1,800,000	1,899,000
Tronox Worldwide, LLC, 9.50%, 12/01/2012	3,830,000	2,393,750

		21,284,416

Construction Materials 0.6%
CPG International, Inc.:
10.50%, 07/01/2013	3,605,000	2,865,975
FRN, 9.90%, 07/01/2012	690,000	534,750
CRH America, Inc., 8.125%, 07/15/2018	545,000	551,276

		3,952,001

Containers & Packaging 1.8%
Berry Plastics Holdings Corp., 8.875%, 09/15/2014 ρ	636,000	511,980
Exopack Holding Corp., 11.25%, 02/01/2014	3,375,000	3,020,625
Graham Packaging Co.:
8.50%, 10/15/2012	2,320,000	2,169,200
9.875%, 10/15/2014 ρ	1,670,000	1,436,200
Graphic Packaging International, Inc.:
8.50%, 08/15/2011 ρ	1,890,000	1,814,400
9.50%, 08/15/2013 ρ	1,475,000	1,379,125
Smurfit-Stone Container Corp., 8.375%, 07/01/2012 ρ	3,110,000	2,760,125

		13,091,655

Metals & Mining 0.9%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	400,000	417,532
8.375%, 04/01/2017	3,345,000	3,509,290
Indalex Holdings Corp., 11.50%, 02/01/2014	2,615,000	1,503,625
PNA Group, Inc., 10.75%, 09/01/2016	1,095,000	1,305,787

		6,736,234

Paper & Forest Products 1.3%
Georgia Pacific Corp.:
8.125%, 05/15/2011	2,880,000	2,851,200
8.875%, 05/15/2031	1,395,000	1,283,400
International Paper Co., 7.95%, 06/15/2018	2,815,000	2,803,949
Verso Paper Holdings, LLC:
9.125%, 08/01/2014	90,000	81,000
11.375%, 08/01/2016	2,928,000	2,474,160

		9,493,709

TELECOMMUNICATION SERVICES 4.0%
Diversified Telecommunication Services 1.4%
Citizens Communications Co.:
7.875%, 01/15/2027	700,000	619,500
9.25%, 05/15/2011	1,570,000	1,640,650
FairPoint Communications, Inc., 13.125%, 04/01/2018 144A ρ	665,000	665,000
Qwest Corp.:
6.50%, 06/01/2017	1,035,000	856,463
7.50%, 06/15/2023	705,000	581,625
7.875%, 09/01/2011	105,000	103,950
8.875%, 03/15/2012	4,395,000	4,405,987
West Corp., 11.00%, 10/15/2016	1,665,000	1,332,000

		10,205,175

11

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 2.6%
Centennial Communications Corp.:
8.125%, 02/01/2014 ρ	$2,850,000	$2,892,750
10.125%, 06/15/2013	915,000	956,175
Cricket Communications, Inc., 9.375%, 11/01/2014 ρ	1,880,000	1,851,800
MetroPCS Communications, Inc., 9.25%, 11/01/2014 ρ	3,090,000	3,012,750
Rural Cellular Corp., 8.25%, 03/15/2012	5,410,000	5,558,775
Sprint Nextel Corp.:
6.90%, 05/01/2019	1,740,000	1,486,009
Ser. D, 7.375%, 08/01/2015	2,290,000	1,764,392
Ser. F, 5.95%, 03/15/2014	2,015,000	1,533,107

		19,055,758

UTILITIES 5.7%
Electric Utilities 5.6%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	3,880,000	4,093,400
Aquila, Inc., Step Bond, 11.875%, 07/01/2012 ††	6,927,000	8,069,955
CMS Energy Corp.:
6.55%, 07/17/2017	200,000	193,398
8.50%, 04/15/2011 ρ	355,000	376,491
Edison Mission Energy, 7.00%, 05/15/2017	380,000	361,000
Energy Future Holdings Corp.:
10.875%, 11/01/2017 144A	3,015,000	3,120,525
11.25%, 11/01/2017 144A	1,810,000	1,800,950
Mirant Mid-Atlantic, LLC, Ser. C, 10.06%, 12/30/2028	1,008,395	1,136,965
Mirant North America, LLC, 7.375%, 12/31/2013	5,035,000	5,060,175
NRG Energy, Inc., 7.375%, 02/01/2016	4,265,000	4,147,712
Orion Power Holdings, Inc., 12.00%, 05/01/2010	5,080,000	5,499,100
PNM Resources, Inc., 9.25%, 05/15/2015	400,000	409,500
Public Service Company of New Mexico, 7.95%, 04/01/2015	420,000	426,872
Reliant Energy, Inc.:
6.75%, 12/15/2014	5,425,000	5,560,625
7.875%, 06/15/2017 ρ	85,000	82,450
Texas Competitive Electric Holdings Co., LLC:
10.25%, 11/01/2015 144A	330,000	331,650
10.50%, 11/01/2016 144A	55,000	53,213

		40,723,981

Independent Power Producers & Energy Traders 0.1%
AES Corp.:
8.00%, 10/15/2017	110,000	108,900
8.00%, 06/01/2020 144A	665,000	643,387
Dynegy Holdings, Inc., 7.50%, 06/01/2015	45,000	42,863

		795,150

Total Corporate Bonds (cost $479,858,848)		432,578,427

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 22.0%
CONSUMER DISCRETIONARY 0.4%
Media 0.1%
Central European Media Enterprise, Ltd.:
8.25%, 05/15/2012 EUR	500,000	779,400
FRN, 6.20%, 05/15/2014 EUR	250,000	357,408

		1,136,808

Multi-line Retail 0.3%
Marks & Spencer Group plc, 6.375%, 11/07/2011 GBP	1,000,000	1,884,269

12

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
CONSUMER STAPLES 1.4%
Beverages 0.2%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	750,000	$1,482,710

Food & Staples Retailing 0.4%
Koninklijke Ahold NV, 5.875%, 03/14/2012 EUR	1,000,000	1,543,383
Tesco plc, 3.875%, 03/24/2011 EUR	620,000	935,581

		2,478,964

Tobacco 0.8%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	3,140,000	6,030,862

ENERGY 0.7%
Oil, Gas & Consumable Fuels 0.7%
GAZ Capital SA, 6.61%, 02/13/2018 EUR	1,600,000	2,244,944
GAZPROM OAO, 5.36%, 10/31/2014 EUR	1,100,000	1,501,120
Transco plc, 7.00%, 12/15/2008 AUD	1,000,000	936,208

		4,682,272

FINANCIALS 16.2%
Capital Markets 0.4%
Morgan Stanley, 5.375%, 11/14/2013 GBP	1,510,000	2,691,091

Commercial Banks 9.4%
Bank Nederlandse Gemeenten NV, 4.875%, 04/21/2010 GBP	6,695,000	13,100,302
Eurofima:
6.25%, 12/28/2018 AUD	2,450,000	2,202,488
6.50%, 08/22/2011 AUD	5,000,000	4,643,532
European Investment Bank:
5.75%, 09/15/2009 AUD	5,470,000	5,057,261
6.125%, 01/23/2017 AUD	8,530,000	7,643,689
Institut Credito Official, 4.375%, 05/23/2012 EUR	3,800,000	5,849,031
Kommunalbanken AS, 4.125%, 06/03/2013 CAD	1,980,000	1,946,845
Kreditanstalt für Wiederaufbau:
4.95%, 10/14/2014 CAD	6,310,000	6,452,440
6.00%, 07/15/2009 NZD	12,850,000	9,303,619
Landwirtschaftliche Rentenbank:
4.25%, 11/16/2012 CAD	7,110,000	7,093,131
5.75%, 01/21/2015 AUD	5,330,000	4,675,344
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	725,000	518,337

		68,486,019

Consumer Finance 2.3%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	5,360,000	8,636,488
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	370,000	736,347
Total Capital SA, 5.50%, 01/29/2013 GBP	1,000,000	1,962,796
Toyota Motor Credit Corp., 8.50%, 12/21/2010 NZD	5,460,000	4,091,278
Virgin Media Finance plc, 8.75%, 04/15/2014 EUR	940,000	1,329,734

		16,756,643

Diversified Financial Services 1.4%
Dubai Holding Commercial Operations Group, LLC, 6.00%, 02/01/2017 GBP	1,000,000	1,761,355
General Electric Capital Corp., 5.25%, 12/10/2013 GBP	780,000	1,493,977
General Electric Capital European Funding, 4.125%, 10/27/2016 EUR	4,750,000	6,688,232

		9,943,564

Insurance 0.6%
AIG SunAmerica, Inc., 5.625%, 02/01/2012 GBP	2,000,000	3,648,133
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	1,000,000	924,142

		4,572,275

13

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Thrifts & Mortgage Finance 2.1%
Nykredit, 5.00%, 10/01/2035 DKK	26,499,536	$5,184,793
Realkredit Danmark, 4.00%, 10/01/2035 DKK	17,628,602	3,168,202
Totalkredit, FRN, 5.36%, 01/01/2015 DKK	33,727,675	7,011,404

		15,364,399

INDUSTRIALS 0.5%
Aerospace & Defense 0.2%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	930,000	1,373,576

Machinery 0.3%
Harsco Corp., 7.25%, 10/27/2010 GBP	1,000,000	2,012,385
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	250,000	344,397

		2,356,782

INFORMATION TECHNOLOGY 0.4%
Office Electronics 0.4%
Xerox Corp., 9.75%, 01/15/2009 EUR	1,800,000	2,875,987

MATERIALS 0.3%
Containers & Packaging 0.1%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	500,000	705,357

Metals & Mining 0.2%
New World Resources NV, 7.375%, 05/15/2015 EUR	1,000,000	1,395,126

TELECOMMUNICATION SERVICES 1.7%
Diversified Telecommunication Services 1.7%
Deutsche Telekom AG, 6.25%, 12/09/2010 GBP	2,700,000	5,296,643
France Telecom:
4.75%, 02/21/2017 EUR	2,000,000	2,899,194
7.25%, 01/28/2013 EUR	1,850,000	3,067,152
Nordic Telephone Co., 8.25%, 05/01/2016 EUR	900,000	1,262,628

		12,525,617

UTILITIES 0.4%
Multi-Utilities 0.4%
Veolia Environnement SA, 4.00%, 02/12/2016 EUR	2,000,000	2,813,420

Total Foreign Bonds – Corporate (Principal Amount Denominated in Currency Indicated) (cost $151,361,127)		159,555,741

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 16.9%
Australia, Ser. 17RG, 5.50%, 03/01/2017 AUD	3,100,000	2,661,962
Caisse d’Amortissement de la Dette Sociale, 4.125%, 04/25/2017 EUR	6,580,000	9,863,933
Canada:
3.95%, 06/15/2013 CAD	3,128,000	3,086,159
4.40%, 03/08/2016 CAD	5,290,000	5,237,523
Denmark, 4.00%, 11/15/2017 DKK	69,420,000	13,822,229
France, 4.25%, 04/25/2019 EUR	7,700,000	11,696,140
Korea:
5.25%, 09/10/2015 KRW	2,850,000,000	2,714,885
5.25%, 03/10/2027 KRW	6,285,000,000	5,768,109
Malaysia, 3.83%, 09/28/2011 MYR	27,000,000	8,260,864
Mexico, 10.00%, 12/05/2024 MXN	84,440,000	9,103,886
Netherlands:
4.00%, 07/15/2016 EUR	3,995,000	6,032,689
4.00%, 07/15/2018 EUR	8,225,000	12,278,798
Norway, 4.25%, 05/19/2017 NOK	80,900,000	15,157,992
Singapore, 4.375%, 01/15/2009 SGD	11,430,000	8,501,781
Sweden, 5.25%, 03/15/2011 SEK	49,250,000	8,283,511

Total Foreign Bonds – Government (Principal Amount Denominated in Currency Indicated) (cost $117,457,811)		122,470,461

14

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.5%
FLOATING-RATE 0.5%
Lehman XS Trust, Ser. 2006-18N, Class A5A, 2.63%, 12/25/2036	$3,920,000	$2,158,450
MASTR Adjustable Rate Mtge. Trust, Ser. 2006-OA2, Class 4A1B, 4.73%, 12/25/2046	1,590,144	950,327
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2006-AR09, Class 2A, 4.13%, 11/25/2046	1,430,191	820,399

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $5,036,958)		3,929,176

YANKEE OBLIGATIONS – CORPORATE 8.8%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Videotron, Ltd., 9.125%, 04/15/2018 144A	85,000	89,038

ENERGY 2.0%
Oil, Gas & Consumable Fuels 2.0%
Connacher Oil & Gas, Ltd., 10.25%, 12/15/2015 144A	1,505,000	1,584,012
Griffin Coal Mining Co., Ltd.:
9.50%, 12/01/2016 144A	8,450,000	6,717,750
9.50%, 12/01/2016	850,000	675,382
OPTI Canada, Inc.:
7.875%, 12/15/2014	4,450,000	4,438,875
8.25%, 12/15/2014	1,200,000	1,215,000

		14,631,019

FINANCIALS 1.7%
Consumer Finance 0.6%
Avago Technologies Finance, Ltd., FRN, 8.18%, 06/01/2013	944,000	945,180
KazMunaiGaz Finance Sub BV, 8.375%, 07/02/2013 144A	700,000	716,625
NXP Funding, LLC:
5.54%, 10/15/2013	1,525,000	1,202,844
9.50%, 10/15/2015 ρ	1,450,000	1,007,750
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A	265,000	233,200
Virgin Media Finance plc:
8.75%, 04/15/2014	350,000	328,125
9.125%, 08/15/2016	100,000	93,000

		4,526,724

Diversified Financial Services 1.1%
FMG Finance Property, Ltd., 10.625%, 09/01/2016 144A	4,170,000	4,858,050
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033 +	635,000	370,694
Ship Finance International, Ltd., 8.50%, 12/15/2013 ρ	2,585,000	2,630,237

		7,858,981

INDUSTRIALS 1.0%
Road & Rail 1.0%
Kansas City Southern de Mexico:
7.375%, 06/01/2014	3,650,000	3,531,375
9.375%, 05/01/2012	3,530,000	3,662,375

		7,193,750

INFORMATION TECHNOLOGY 0.8%
Communications Equipment 0.6%
Nortel Networks Corp.:
10.125%, 07/15/2013 ρ	4,310,000	4,229,188
10.75%, 07/15/2016 144A	180,000	177,300

		4,406,488

Semiconductors & Semiconductor Equipment 0.2%
Sensata Technologies, Inc., 8.00%, 05/01/2014	1,150,000	983,250

15

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
MATERIALS 1.6%
Metals & Mining 1.4%
Evraz Group SA:
8.875%, 04/24/2013 144A	$215,000	$210,163
9.50%, 04/24/2018 144A ρ	2,200,000	2,147,750
Novelis, Inc., 7.25%, 02/15/2015	6,085,000	5,659,050
Vedanta Resource plc, 9.50%, 07/18/2018 144A	2,415,000	2,402,925

		10,419,888

Paper & Forest Products 0.2%
Cascades, Inc., 7.25%, 02/15/2013	520,000	444,600
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A	1,620,000	712,800

		1,157,400

TELECOMMUNICATION SERVICES 1.7%
Wireless Telecommunication Services 1.7%
Inmarsat, plc, Sr. Disc. Note, Step Bond, 0.00%, 11/15/2012 †	1,120,000	1,131,200
Intelsat, Ltd.:
8.50%, 04/15/2013 144A	2,380,000	2,368,100
8.875%, 01/15/2015 144A	1,679,000	1,662,210
11.25%, 06/15/2016	2,020,000	2,105,850
Telesat Canada, Inc., FRN, 11.00%, 11/01/2015 144A ρ	1,710,000	1,615,950
Vimpel Communications:
8.25%, 05/23/2016	1,400,000	1,340,500
8.375%, 04/30/2013 144A	45,000	44,096
9.125%, 04/30/2018 144A ρ	2,260,000	2,213,873

		12,481,779

UTILITIES 0.0%
Electric Utilities 0.0%
InterGen NV, 9.00%, 06/30/2017 144A	185,000	189,625

Total Yankee Obligations – Corporate (cost $66,997,811)		63,937,942

	Shares	Value

COMMON STOCKS 0.2%
CONSUMER DISCRETIONARY 0.0%
Auto Components 0.0%
Cooper Tire & Rubber Co. ρ	18,266	168,230

ENERGY 0.0%
Oil, Gas & Consumable Fuels 0.0%
Frontier Oil Corp. *	9,117	166,385

INDUSTRIALS 0.0%
Aerospace & Defense 0.0%
L-3 Communications Holdings, Inc.	11	1,086

Airlines 0.0%
Delta Air Lines, Inc. *	15,639	117,918

Machinery 0.0%
Commercial Vehicle Group, Inc. *	5,451	52,711

INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Cisco Systems, Inc. *	7,268	159,823
Nortel Networks Corp.	7,674	58,936

		218,759

16

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 0.0%
Microsoft Corp.	5,735	$147,504

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.0%
Qwest Communications International, Inc. ρ	30,022	114,984

Wireless Telecommunication Services 0.1%
Sprint Nextel Corp.	17,169	139,756

Total Common Stocks (cost $1,275,006)		1,127,333

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.1%
INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Nortel Networks Corp., 2.125%, 04/15/2014 (cost $562,875)	$790,000	562,875

LOANS 5.1%
CONSUMER DISCRETIONARY 2.4%
Ford Motor Co., 5.46%, 12/15/2013	2,308,456	1,822,849
General Motors Corp., N/A, 11/29/2013 <	1,220,000	950,966
Greektown Casino, LLC, N/A, 12/03/2012 <	1,472,000	1,393,984
Idearc, Inc., FRN, 4.47%-4.80%, 11/17/2014 <	1,832,237	1,359,281
Ion Media Networks, Inc., FRN, 6.04%, 01/15/2012	3,505,000	2,972,065
Metaldyne Corp., FRN:
N/A, 01/11/2012 <	549,112	351,432
6.50%, 01/11/2014 <	3,733,965	2,405,196
Newsday, N/A, 07/15/2013 <	805,000	799,381
Tropicana Entertainment, LLC., FRN, 10.75%, 01/03/2012 <	6,490,000	5,498,263

		17,553,417

CONSUMER STAPLES 0.2%
Merisant Co., N/A, 01/11/2010 <	1,435,000	1,345,886

ENERGY 0.3%
Alon Krotz Springs, Inc., 10.75%, 07/03/2014	645,000	611,537
Saint Acquisition Corp., FRN, 6.125%, 06/05/2014	675,000	517,374
Semgroup Energy Partners, N/A, 07/20/2012 <	1,080,000	941,685

		2,070,596

INDUSTRIALS 0.7%
Clarke American Corp., FRN, 5.29%-5.30%, 02/28/2014	3,231,608	2,678,099
Neff Corp., FRN, 6.40%, 11/30/2014	4,045,000	2,839,428

		5,517,527

INFORMATION TECHNOLOGY 0.1%
Activant Solutions, Inc., N/A, 05/02/2013 <	854,893	747,104

MATERIALS 1.4%
Abitibi Consolidated Co. of Canada, FRN, 11.50%, 03/31/2009 <	2,738,378	2,730,383
Boise Paper Holdings, LLC, FRN, 11.00%, 02/15/2015	405,000	396,758
Lyondell Chemical Co., 7.00%, 12/20/2014 <	8,240,000	6,880,400

		10,007,541

UTILITIES 0.0%
Energy Future Holdings Corp., FRN, 5.96%-6.30%, 10/10/2014	261	241

Total Loans (cost $38,508,813)		37,242,312

17

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS 10.0%
MUTUAL FUND SHARES 10.0%
Evergreen Institutional Money Market Fund, Class I, 2.54% q ø ρρ ## (cost $72,615,457)	72,615,457	$72,615,457

Total Investments (cost $1,227,198,070) 163.3%		1,186,732,818
Other Assets and Liabilities and Preferred Shares (63.3%)		(459,852,667)

Net Assets Applicable to Common Shareholders 100.0%		$726,880,151

#	When-issued or delayed delivery security
ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

††	The rate shown is the stated rate at the current period end.
+	Security is deemed illiquid and is valued using market quotations when readily available, unless otherwise noted.
*	Non-income producing security
<	All or a portion of the position represents an unfunded loan commitment.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
ρρ	All or a portion of this security represents investment of cash collateral received from securities on loan.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
KRW	Republic of Korea Won
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced

18

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

At July 31, 2008, the Fund had the following interest rate swap contracts outstanding:

Expiration	Notional Amount	Counterparty	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Gain (Loss)

11/26/2008	$112,000,000	JPMorgan	Fixed-3.582%	Floating-2.46%[1]	$(359,292)
1	This rate represents the 1 month USD London InterBank Offered Rate (LIBOR) effective for the period from July 28, 2008 through August 26, 2008.

At July 31, 2008, the Fund had the following credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain (Loss)

09/20/2013	Deutsche Bank	Pulte Homes, Inc., 5.25%, 1/15/2014	$435,000	3.25%	Quarterly	$ (910)
09/20/2013	Lehman Brothers	Pulte Homes, Inc., 5.25%, 1/15/2014	820,000	2.86%	Quarterly	11,114
09/20/2013	Lehman Brothers	Pulte Homes, Inc., 5.25%, 1/15/2014	430,000	3.20%	Quarterly	(37)
09/20/2013	UBS	Motorola, Inc., 6.50%, 9/1/2025	265,000	3.02%	Quarterly	877
09/20/2013	UBS	Motorola, Inc., 6.50%, 9/1/2025	515,000	2.97%	Quarterly	2,796

Expiration	Counterparty	Reference Debt Obligation/Index	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain (Loss)

12/12/2012	Lehman Brothers	Dow Jones CDX North America High Yield Index 9	$54,450	3.75%	Quarterly	$ (1,186)
06/20/2013	UBS	Dow Jones CDX North America High Yield Index 10	520,000	5.00%	Quarterly	2,597
09/20/2013	Deutsche Bank	Centex Corp., 5.25%, 6/15/2015	435,000	4.75%	Quarterly	868
09/20/2013	Lehman Brothers	Centex Corp., 5.25%, 6/15/2015	820,000	3.85%	Quarterly	(25,944)
09/20/2013	Lehman Brothers	Centex Corp., 5.25%, 6/15/2015	430,000	4.50%	Quarterly	(3,158)
09/20/2013	Lehman Brothers	Motorola, Inc., 6.50%, 9/1/2025	610,000	2.39%	Quarterly	(16,771)
12/13/2049	Deutsche Bank	Markit CMBX North America AJ.3 Index	315,000	1.47%	Quarterly	(166)
12/13/2049	Goldman Sachs	Markit CMBX North America AJ.3 Index	525,000	1.47%	Quarterly	1,893
12/13/2049	Lehman Brothers	Markit CMBX North America AAA.3 Index	205,000	0.08%	Quarterly	(4,983)
12/13/2049	Lehman Brothers	Markit CMBX North America AJ.3 Index	410,000	1.47%	Quarterly	(25,914)
12/13/2049	UBS	Markit CMBX North America AAA.3 Index	410,000	0.08%	Quarterly	30,609

At July 31, 2008, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at July 31, 2008	In Exchange for U.S. $	Unrealized Gain (Loss)

08/05/2008	9,965,667	EUR	$15,530,428	$15,500,000	$ 30,428
10/07/2008	2,420,000	EUR	3,758,496	3,808,281	(49,785)
10/07/2008	210,000,000	JPY	1,953,925	1,986,755	(32,830)
10/15/2008	898,519	EUR	1,394,931	1,402,642	(7,711)

19

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at July 31, 2008	In Exchange For		U.S. Value at July 31, 2008	Unrealized Gain (Loss)

08/13/2008	1,585,648,000	JPY	$14,705,668	8,000,000	GBP	$15,839,959	$(1,134,291)
08/19/2008	1,607,600,000	JPY	14,914,322	20,689,833	NZD	15,141,252	(226,930)
10/14/2008	2,220,000,000	JPY	20,663,772	21,929,391	AUD	20,416,393	247,379
10/15/2008	1,574,300,000	JPY	14,654,402	9,397,572	EUR	14,589,524	64,878
10/15/2008	1,401,345,200	JPY	13,044,449	6,700,000	GBP	13,203,268	(158,819)
10/22/2008	1,597,450,000	JPY	14,875,648	15,184,886	CAD	14,812,062	63,586

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Receive		U.S. Value at July 31, 2008	In Exchange for U.S. $	Unrealized Gain (Loss)

08/05/2008	10,077,499	EUR	$15,704,707	$15,500,000	$(204,707)
10/15/2008	898,519	EUR	1,394,931	1,399,461	4,530

On July 31, 2008, the aggregate cost of securities for federal income tax purposes was $1,228,443,701. The gross unrealized appreciation and depreciation on securities based on tax cost was $18,490,899 and $60,201,782, respectively, with a net unrealized depreciation of $41,710,883.

Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

As of July 31, 2008, the Fund had unfunded loan commitments of $18,128,576.

Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

20

EVERGREEN MULTI-SECTOR INCOME FUND SCHEDULE OF INVESTMENTS continued

July 31, 2008 (unaudited)

Interest rate swaps

The Fund may enter into interest rate swap contracts to manage the Fund’s exposure to interest rates. Interest rate swaps involve the exchange between the Fund and another party of their commitments to pay or receive interest based on a notional principal amount.

The value of the swap contract is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform or if there are unfavorable changes in the fluctuation of interest rates.

Credit default swaps

The Fund may enter into credit default swap contracts. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index in the event of default or bankruptcy. Under the terms of the swap, one party acts as a guarantor and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. The guarantor agrees to purchase the notional amount of the underlying instrument or index, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the guarantor defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index.

21

Item 2 - Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Multi-Sector Income Fund

By:
Dennis H. Ferro, Principal Executive Officer

Date: September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Dennis H. Ferro, Principal Executive Officer

Date: September 24, 2008

By:
Kasey Phillips Principal Financial Officer

Date: September 24, 2008